MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities

	As of December 31, 2022
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair Value

U.S. Treasuries	$68,084	$(64)	$86	$68,106
U.S. Government Agencies	17,426	(30)	19	17,415

Total	$85,510	$(94)	$105	$85,521

Schedule of contractual years-to maturity of available-for-sale marketable securities
	As of December 31, 2022
	Amortized cost	Fair Value

Due within one year	$42,214	$42,187
Due between one and three years	43,296	43,334

Total	$85,510	$85,521